FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details Narrative) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Apr. 30, 2013 Carrying Amount	Oct. 31, 2012 Carrying Amount	Oct. 31, 2011 Carrying Amount	Apr. 30, 2013 Impairment Expense	Oct. 31, 2012 Impairment Expense	Oct. 31, 2011 Impairment Expense	Apr. 30, 2013 Adjustment	Apr. 30, 2013 Carrying Amount - Revised	Oct. 31, 2012 Carrying Amount - Revised	Oct. 31, 2011 Carrying Amount - Revised	Oct. 31, 2012 Fair Value	Oct. 31, 2011 Fair Value	Oct. 31, 2011 Prior Period Impairments
Land and land development costs			$ 19,404,071	$ 20,359,066	$ 20,642,787	$ 3,500,000	$ 7,000			$ 15,904,071	$ 20,352,066				$ 1,973,000
Lot ( included in land and land development costs)			500,431	37,394		200,000	7,000						30,394
Land improvements, buildings and equipment			19,859,880	21,043,068	22,438,253		0		515,631
Land held for investment			6,599,468	6,848,390	6,848,488	200,000				6,399,468					403,000
Long lived assets held for sale				846,174	3,617,799			676,651		1,660,757		2,941,148
Condominium and duplex units (included in long-lived assets held for sale)					3,678,164			676,651						3,001,513
Development project			4,610,965			3,500,000
Assets of discontinued operations				230,382	11,504,270		63,700	502,000		166,682		11,002,270	166,682
Ski areas (included in assets of discontinued operations)					9,457,650			502,000						8,955,650
Impairment expense	$ 70,700	$ 1,178,651